Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	1.79825%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$399,203.34

Principal:
Principal Collections	$10,901,208.13
Prepayments in Full	$3,573,630.32
Liquidation Proceeds	$172,114.70
Recoveries	$67,890.33
Sub Total	$14,714,843.48
Collections	$15,114,046.82

Purchase Amounts:
Purchase Amounts Related to Principal	$210,196.69
Purchase Amounts Related to Interest	$535.34
Sub Total	$210,732.03

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,324,778.85

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,324,778.85
Servicing Fee	$190,460.53	$190,460.53	$0.00	$0.00	$15,134,318.32
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,134,318.32
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$15,134,318.32
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$15,134,318.32
Interest - Class A-3 Notes	$16.10	$16.10	$0.00	$0.00	$15,134,302.22
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$14,992,470.55
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,992,470.55
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$14,935,495.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,935,495.88
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$14,893,116.30
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,893,116.30
Regular Principal Payment	$13,879,932.89	$13,879,932.89	$0.00	$0.00	$1,013,183.41
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,013,183.41
Residual Released to Depositor	$0.00	$1,013,183.41	$0.00	$0.00	$0.00
Total		$15,324,778.85

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,879,932.89
Total					$13,879,932.89
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,840.52	$0.04	$16.10	$0.00	$15,856.62	$0.04
Class A-4 Notes	$13,864,092.37	$114.04	$141,831.67	$1.17	$14,005,924.04	$115.21
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$13,879,932.89	$10.54	$241,202.02	$0.18	$14,121,134.91	$10.72

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$15,840.52	0.0000420	$0.00	0.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$107,705,907.63	0.8859579
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$187,455,840.52	0.1422988	$173,575,907.63	0.1317624

Pool Information
Weighted Average APR	2.187%	2.178%
Weighted Average Remaining Term	23.71	22.93
Number of Receivables Outstanding	22,984	22,315
Pool Balance	$228,552,635.85	$213,476,051.99
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$213,802,613.90	$199,922,681.01
Pool Factor	0.1598272	0.1492841

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,149,991.01
Yield Supplement Overcollateralization Amount	$13,553,370.98
Targeted Overcollateralization Amount	$39,900,144.36
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$39,900,144.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		84	$219,434.02
(Recoveries)		140	$67,890.33
Net Loss for Current Collection Period			$151,543.69
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7957%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4389%
Second Prior Collection Period			0.3512%
Prior Collection Period			0.8624%
Current Collection Period			0.8228%
Four Month Average (Current and Prior Three Collection Periods)			0.6188%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,523	$13,776,225.16
(Cumulative Recoveries)			$2,340,925.48
Cumulative Net Loss for All Collection Periods			$11,435,299.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7997%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,910.37
Average Net Loss for Receivables that have experienced a Realized Loss			$3,245.90

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.83%	297	$3,904,817.55
61-90 Days Delinquent	0.24%	35	$513,237.73
91-120 Days Delinquent	0.07%	11	$153,057.88
Over 120 Days Delinquent	0.29%	37	$626,093.77
Total Delinquent Receivables	2.43%	380	$5,197,206.93

Repossession Inventory:
Repossessed in the Current Collection Period		12	$150,457.44
Total Repossessed Inventory		18	$249,530.77

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4005%
Prior Collection Period			0.3872%
Current Collection Period			0.3719%
Three Month Average			0.3866%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6054%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	41

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer